POST-EMPLOYMENT BENEFITS - Principal Actuarial Assumptions (Details)	Dec. 31, 2019	Dec. 31, 2018
Defined benefit obligation
Discount rate	3.20%	3.90%
Pension expense
Discount rate	3.90%	3.70%
Rate of compensation increase		3.00%
Minimum
Defined benefit obligation
Rate of compensation increase	1.00%	1.00%
Pension expense
Rate of compensation increase	1.00%
Maximum
Defined benefit obligation
Rate of compensation increase	4.50%	4.50%
Pension expense
Rate of compensation increase	4.50%